Related Party Agreements and Transactions (Summary of Allocated Related Party Employee Benefit Costs by Income Statement Line Item) (Detail) - MPC [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Expenses incurred under employee services agreements	$ 449	$ 162	$ 147
Purchases From Related Parties [Member]
Related Party Transaction [Line Items]
Expenses incurred under employee services agreements	349	140	123
General and administrative expenses [Member]
Related Party Transaction [Line Items]
Expenses incurred under employee services agreements	$ 100	$ 22	$ 24